Accumulated Other Comprehensive Income - Schedule of Accumulated Other Comprehensive Income (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
AOCI Attributable to Parent, Net of Tax
Balance, beginning of year	$ 7,369
Total other comprehensive loss (OCI), net of taxes (note 22)	(195)	$ (334)
Balance, end of year	7,661	7,369
Total
AOCI Attributable to Parent, Net of Tax
Balance, beginning of year	245	579
OCI before reclassification	(201)	(324)
Amounts reclassified from OCI	3	1
Current period OCI (pre-tax)	(198)	(323)
Income tax on amounts retained in AOCI	4	(11)
Income tax on amounts reclassified to earnings	(1)	0
Total other comprehensive loss (OCI), net of taxes (note 22)	(195)	(334)
Balance, end of year	50	245
Defined benefit pension and PRB plans
AOCI Attributable to Parent, Net of Tax
Balance, beginning of year	(6)	(19)
OCI before reclassification	(11)	15
Amounts reclassified from OCI	3	1
Current period OCI (pre-tax)	(8)	16
Income tax on amounts retained in AOCI	3	(3)
Income tax on amounts reclassified to earnings	(1)
Total other comprehensive loss (OCI), net of taxes (note 22)	(6)	13
Balance, end of year	(12)	(6)
Hedge net investments
AOCI Attributable to Parent, Net of Tax
Balance, beginning of year	(149)	(209)
OCI before reclassification	(10)	68
Amounts reclassified from OCI	0	0
Current period OCI (pre-tax)	(10)	68
Income tax on amounts retained in AOCI	1	(8)
Income tax on amounts reclassified to earnings	0
Total other comprehensive loss (OCI), net of taxes (note 22)	(9)	60
Balance, end of year	(158)	(149)
Translation foreign operations
AOCI Attributable to Parent, Net of Tax
Balance, beginning of year	395	801
OCI before reclassification	(175)	(406)
Amounts reclassified from OCI	0	0
Current period OCI (pre-tax)	(175)	(406)
Income tax on amounts retained in AOCI	0	0
Income tax on amounts reclassified to earnings	0
Total other comprehensive loss (OCI), net of taxes (note 22)	(175)	(406)
Balance, end of year	220	395
Equity investee
AOCI Attributable to Parent, Net of Tax
Balance, beginning of year	5	6
OCI before reclassification	(5)	(1)
Amounts reclassified from OCI	0	0
Current period OCI (pre-tax)	(5)	(1)
Income tax on amounts retained in AOCI	0	0
Income tax on amounts reclassified to earnings	0
Total other comprehensive loss (OCI), net of taxes (note 22)	(5)	(1)
Balance, end of year	$ 0	$ 5